CLASSIFICATION OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES	12 Months Ended
Dec. 31, 2023
Classification of financial assets and financial liabilities [abstract]
CLASSIFICATION OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES

NOTE 6 – CLASSIFICATION OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES

See accounting policies in Notes 2(2.5).

The following table provides a reconciliation of gross amount between line items in the consolidated statement of financial position and categories of financial instruments as of December 31, 2023 and 2022.

		Mandatorily		FVOCI –		FVOCI –				Total
December 31, 2023		at		debt		equity		Amortized		gross carrying
Assets	Note	FVTPL		instruments		instruments		Cost		amount
Cash and cash equivalents	7	Ps.	—	Ps.	—	Ps.	—	Ps.	18,597,861	Ps.	18,597,861
Trading assets	8		15,451,121		—		—		—		15,451,121
Debt securities			7,113,380		—		—		—		7,113,380
Equity securities			6,260,174		—		—		—		6,260,174
Derivative assets			2,077,567		—		—		—		2,077,567
Investment securities	9		1,889		23,326,776		1,117,349		9,996,561		34,442,575
Measured at fair value			1,889		23,326,776		1,117,349		—		24,446,014
Measured at amortized cost			—		—		—		9,996,561		9,996,561
Loans	11		—		—		—		186,203,770		186,203,770
Other accounts receivable	12		3,830,916		—		—		22,171,973		26,002,889
Measured at fair value			3,830,916		—		—		—		3,830,916
Measured at amortized cost			—		—		—		22,171,973		22,171,973
Hedging derivative assets	10		48,662		—		—		—		48,662
Total financial assets		Ps.	19,332,588	Ps.	23,326,776	Ps.	1,117,349	Ps.	236,970,165	Ps.	280,746,878

		Mandatorily		FVOCI –		FVOCI –				Total
		at		debt		equity		Amortized		gross carrying
Liabilities	Note	FVTPL		instruments		instruments		Cost		amount
Trading liabilities
Derivative liabilities	8	Ps.	2,154,361	Ps.	—	Ps.	—	Ps.	—	Ps.	2,154,361
Hedging derivative liabilities	10		217,566		—		—		—		217,566
Customer deposits	20		—		—		—		181,987,396		181,987,396
Financial obligations	21		—		—		—		65,541,339		65,541,339
Total financial liabilities		Ps.	2,371,927	Ps.	—	Ps.	—	Ps.	247,528,735	Ps.	249,900,662

		Mandatorily		FVOCI –		FVOCI –				Total
December 31, 2022		at		debt		equity		Amortized		gross carrying
Assets	Note	FVTPL		instruments		instruments		Cost		amount
Cash and cash equivalents	7	Ps.	—	Ps.	—	Ps.	—	Ps.	17,032,857	Ps.	17,032,857
Trading assets	8		11,841,407		—		—		—		11,841,407
Debt securities			3,760,887		—		—		—		3,760,887
Equity securities			6,039,115		—		—		—		6,039,115
Derivative assets			2,041,405		—		—		—		2,041,405
Investment securities	9		1,378		22,461,805		1,476,732		9,771,492		33,711,407
Measured at fair value			1,378		22,461,805		1,476,732		—		23,939,915
Measured at amortized cost			—		—		—		9,771,492		9,771,492
Loans	11		—		—		—		188,313,361		188,313,361
Other accounts receivable	12		3,507,231		—		—		20,255,758		23,762,989
Measured at fair value			3,507,231		—		—		—		3,507,231
Measured at amortized cost			—		—		—		20,255,758		20,255,758
Hedging derivative assets	10		20,854		—		—		—		20,854
Total financial assets		Ps.	15,370,870	Ps.	22,461,805	Ps.	1,476,732	Ps.	235,373,468	Ps.	274,682,875

		Mandatorily		FVOCI –		FVOCI –				Total
		at		debt		equity		Amortized		gross carrying
Liabilities	Note	FVTPL		instruments		instruments		Cost		amount
Trading liabilities
Derivative liabilities	8	Ps.	1,757,606	Ps.	—	Ps.	—	Ps.	—	Ps.	1,757,606
Hedging derivative liabilities	10		3,568		—		—		—		3,568
Customer deposits	20		—		—		—		173,341,149		173,341,149
Financial obligations	21		—		—		—		72,116,775		72,116,775
Total financial liabilities		Ps.	1,761,174	Ps.	—	Ps.	—	Ps.	245,457,924	Ps.	247,219,098

As of December 31, 2023, and 2022 there are not any reclassifications of financial assets and liabilities.